Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005504
Shareholder Report [Line Items]
Fund Name	Retirement 2025 Fund
Class Name	Investor Class
Trading Symbol	TRRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2025 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2025 Fund - Investor Class	$57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,390	10,445	10,334
2016	10,338	10,693	10,295
2017	10,947	11,520	10,816
2017	11,412	11,769	11,135
2017	11,757	12,123	11,382
2017	12,236	13,074	11,866
2018	12,388	13,389	11,952
2018	12,388	13,542	12,024
2018	12,696	14,577	12,351
2018	12,171	13,797	11,881
2019	12,583	14,065	12,190
2019	12,598	13,880	12,186
2019	13,177	14,768	12,678
2019	13,727	15,934	13,215
2020	13,389	15,036	12,859
2020	13,389	15,471	12,932
2020	14,819	17,935	13,981
2020	15,586	18,966	14,571
2021	16,441	20,347	15,119
2021	17,357	22,264	15,890
2021	17,923	23,861	16,352
2021	17,656	23,961	16,180
2022	17,007	22,849	15,740
2022	16,037	21,444	14,966
2022	15,399	20,692	14,455
2022	15,658	21,373	14,695
2023	15,644	21,004	14,787
2023	15,935	21,880	15,049
2023	16,549	23,745	15,489
2023	16,705	24,067	15,616
2024	17,845	27,012	16,508
2024	18,310	27,916	16,850
2024	19,164	29,953	17,705
2024	19,619	32,367	17,987
2025	19,642	31,748	18,082
2025	19,792	31,578	18,336
2025	20,785	34,698	19,313
2025	21,513	36,765	20,010
2026	22,437	37,150	20,790
2026	23,012	40,876	21,405

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2025 Fund (Investor Class)	16.27%	5.80%	8.69%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2025 Index (Strategy Benchmark)	16.73	6.14	7.91

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 17,366,664,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 78,839,000
InvestmentCompanyPortfolioTurnover	20.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$17,366,664 Number of Portfolio Holdings32
Holdings [Text Block]
Table Summary
Domestic Equity Funds	40.7%
Domestic Bond Funds	30.5
International Equity Funds	14.5
International Bond Funds	13.1
Short-Term and Other	1.2

Largest Holdings [Text Block]
Table Summary
T. Rowe Price New Income Fund	14.2%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	10.9
T. Rowe Price Growth Stock Fund	8.7
T. Rowe Price Value Fund	8.3
T. Rowe Price International Bond Fund (USD Hedged)	5.5
T. Rowe Price Hedged Equity Fund	5.4
T. Rowe Price Equity Index 500 Fund	4.6
T. Rowe Price U.S. Large-Cap Core Fund	4.6
T. Rowe Price International Value Equity Fund	4.1
T. Rowe Price Overseas Stock Fund	3.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049240
Shareholder Report [Line Items]
Fund Name	Retirement 2025 Fund
Class Name	Advisor Class
Trading Symbol	PARJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2025 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2025 Fund - Advisor Class	$84	0.78%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,386	10,445	10,334
2016	10,321	10,693	10,295
2017	10,924	11,520	10,816
2017	11,378	11,769	11,135
2017	11,716	12,123	11,382
2017	12,183	13,074	11,866
2018	12,335	13,389	11,952
2018	12,328	13,542	12,024
2018	12,623	14,577	12,351
2018	12,090	13,797	11,881
2019	12,500	14,065	12,190
2019	12,500	13,880	12,186
2019	13,071	14,768	12,678
2019	13,605	15,934	13,215
2020	13,261	15,036	12,859
2020	13,253	15,471	12,932
2020	14,663	17,935	13,981
2020	15,411	18,966	14,571
2021	16,254	20,347	15,119
2021	17,140	22,264	15,890
2021	17,694	23,861	16,352
2021	17,413	23,961	16,180
2022	16,764	22,849	15,740
2022	15,802	21,444	14,966
2022	15,160	20,692	14,455
2022	15,407	21,373	14,695
2023	15,384	21,004	14,787
2023	15,662	21,880	15,049
2023	16,259	23,745	15,489
2023	16,393	24,067	15,616
2024	17,499	27,012	16,508
2024	17,949	27,916	16,850
2024	18,782	29,953	17,705
2024	19,210	32,367	17,987
2025	19,220	31,748	18,082
2025	19,345	31,578	18,336
2025	20,314	34,698	19,313
2025	21,009	36,765	20,010
2026	21,892	37,150	20,790
2026	22,447	40,876	21,405

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2025 Fund (Advisor Class)	16.03%	5.54%	8.42%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2025 Index (Strategy Benchmark)	16.73	6.14	7.91

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 17,366,664,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 78,839,000
InvestmentCompanyPortfolioTurnover	20.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$17,366,664 Number of Portfolio Holdings32
Holdings [Text Block]
Table Summary
Domestic Equity Funds	40.7%
Domestic Bond Funds	30.5
International Equity Funds	14.5
International Bond Funds	13.1
Short-Term and Other	1.2

Largest Holdings [Text Block]
Table Summary
T. Rowe Price New Income Fund	14.2%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	10.9
T. Rowe Price Growth Stock Fund	8.7
T. Rowe Price Value Fund	8.3
T. Rowe Price International Bond Fund (USD Hedged)	5.5
T. Rowe Price Hedged Equity Fund	5.4
T. Rowe Price Equity Index 500 Fund	4.6
T. Rowe Price U.S. Large-Cap Core Fund	4.6
T. Rowe Price International Value Equity Fund	4.1
T. Rowe Price Overseas Stock Fund	3.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049241
Shareholder Report [Line Items]
Fund Name	Retirement 2025 Fund
Class Name	R Class
Trading Symbol	RRTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2025 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2025 Fund - R Class	$111	1.03%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	R Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,376	10,445	10,334
2016	10,310	10,693	10,295
2017	10,906	11,520	10,816
2017	11,349	11,769	11,135
2017	11,683	12,123	11,382
2017	12,140	13,074	11,866
2018	12,279	13,389	11,952
2018	12,265	13,542	12,024
2018	12,554	14,577	12,351
2018	12,012	13,797	11,881
2019	12,413	14,065	12,190
2019	12,405	13,880	12,186
2019	12,964	14,768	12,678
2019	13,484	15,934	13,215
2020	13,140	15,036	12,859
2020	13,125	15,471	12,932
2020	14,505	17,935	13,981
2020	15,238	18,966	14,571
2021	16,059	20,347	15,119
2021	16,929	22,264	15,890
2021	17,459	23,861	16,352
2021	17,177	23,961	16,180
2022	16,523	22,849	15,740
2022	15,569	21,444	14,966
2022	14,917	20,692	14,455
2022	15,156	21,373	14,695
2023	15,124	21,004	14,787
2023	15,391	21,880	15,049
2023	15,958	23,745	15,489
2023	16,092	24,067	15,616
2024	17,161	27,012	16,508
2024	17,588	27,916	16,850
2024	18,398	29,953	17,705
2024	18,804	32,367	17,987
2025	18,807	31,748	18,082
2025	18,921	31,578	18,336
2025	19,853	34,698	19,313
2025	20,512	36,765	20,010
2026	21,371	37,150	20,790
2026	21,887	40,876	21,405

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2025 Fund (R Class)	15.68%	5.27%	8.15%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2025 Index (Strategy Benchmark)	16.73	6.14	7.91

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 17,366,664,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 78,839,000
InvestmentCompanyPortfolioTurnover	20.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$17,366,664 Number of Portfolio Holdings32
Holdings [Text Block]
Table Summary
Domestic Equity Funds	40.7%
Domestic Bond Funds	30.5
International Equity Funds	14.5
International Bond Funds	13.1
Short-Term and Other	1.2

Largest Holdings [Text Block]
Table Summary
T. Rowe Price New Income Fund	14.2%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	10.9
T. Rowe Price Growth Stock Fund	8.7
T. Rowe Price Value Fund	8.3
T. Rowe Price International Bond Fund (USD Hedged)	5.5
T. Rowe Price Hedged Equity Fund	5.4
T. Rowe Price Equity Index 500 Fund	4.6
T. Rowe Price U.S. Large-Cap Core Fund	4.6
T. Rowe Price International Value Equity Fund	4.1
T. Rowe Price Overseas Stock Fund	3.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244827
Shareholder Report [Line Items]
Fund Name	Retirement 2025 Fund
Class Name	I Class
Trading Symbol	TREHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2025 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2025 Fund - I Class	$40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	516,057	520,373	515,437
2/29/24	551,378	584,038	544,868
5/31/24	566,104	603,581	556,180
8/31/24	593,159	647,631	584,383
11/30/24	607,200	699,825	593,686
2/28/25	608,188	686,440	596,823
5/31/25	612,836	682,760	605,228
8/31/25	644,300	750,215	637,469
11/30/25	666,825	794,917	660,481
2/28/26	695,674	803,247	686,214
5/31/26	713,901	883,801	706,503

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 11/13/23
Retirement 2025 Fund (I Class)	16.49%	15.01%
Russell 3000 Index (Regulatory Benchmark)	29.45	25.07
S&P Target Date 2025 Index (Strategy Benchmark)	16.73	14.54

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 17,366,664,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 78,839,000
InvestmentCompanyPortfolioTurnover	20.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$17,366,664 Number of Portfolio Holdings32
Holdings [Text Block]
Table Summary
Domestic Equity Funds	40.7%
Domestic Bond Funds	30.5
International Equity Funds	14.5
International Bond Funds	13.1
Short-Term and Other	1.2

Largest Holdings [Text Block]
Table Summary
T. Rowe Price New Income Fund	14.2%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	10.9
T. Rowe Price Growth Stock Fund	8.7
T. Rowe Price Value Fund	8.3
T. Rowe Price International Bond Fund (USD Hedged)	5.5
T. Rowe Price Hedged Equity Fund	5.4
T. Rowe Price Equity Index 500 Fund	4.6
T. Rowe Price U.S. Large-Cap Core Fund	4.6
T. Rowe Price International Value Equity Fund	4.1
T. Rowe Price Overseas Stock Fund	3.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless